UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR


			FORM 13F-HR COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR File Number: 28-05031

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	May 15, 2009
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F-HR Information Table Entry Total:		28

Form 13F-HR Information Table Value Total: 		118,541
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
















NAME OF ISSUER                    TITLE OF    CUSIP      VALUE           SH OR  INVESTMENT    OTHER      VOTING
                                    CLASS             (x$1000)         PRN AMT  DISCRETION   MANAGERS  AUTHORITY


BLACKROCK ENH CAP & INC FD I         COM    09256A109     1,969     197,090 SH     SOLE        NONE        0
BLACKROCK INCOME TR INC              COM    09247F100       315      52,600 SH     SOLE        NONE        0
BOULDER GROWTH & INCOME FUND         COM    101507101    17,006   4,294,408 SH     SOLE        NONE        0
BOULDER TOTAL RETURN FUND	     COM    101541100	  2,805	    347,567 SH	   SOLE	       NONE	   0
CLAYMORE RAYMOND JAMES SBI E         COM    183833102       219      21,500 SH     SOLE        NONE        0
CLAYMORE/GUGGENHEIM STR OPP          COM    18385X104       111      11,900 SH     SOLE        NONE        0
CORNERSTONE PROGRESSIVE RTN          COM    21925C101    68,382   8,766,865 SH     SOLE        NONE        0
CORNERSTONE STRATEGIC VALUE FD	     COM    21924B104     1,044     147,816 SH     SOLE        NONE        0
DREYFUS HIGH YIELD STRATEGIE    SH BEN INT  26200S101       103      42,100 SH     SOLE        NONE        0
DWS GLOBAL COMMODITIES STK F         COM    23338Y100       123      21,663 SH     SOLE        NONE        0
EVERGREEN INTL BALANCED INCO         COM    30024R109       106      10,200 SH     SOLE        NONE        0
FIRST TR ENHANCED EQTY INC F         COM    337318109       133      17,000 SH     SOLE        NONE        0
FORT DEARBORN INCOME SECS IN         COM    347200107    17,849   1,355,306 SH     SOLE        NONE        0
GABELLI HLTHCARE & WELLNESS          SHS    36246K103       127      28,000 SH     SOLE        NONE        0
ING RISK MANAGED NAT RES FD          COM    449810100       453      33,033 SH     SOLE        NONE        0
LIBERTY ALL STAR EQUITY FD      SH BEN INT  530158104       121      41,400 SH     SOLE        NONE        0
LIBERTY ALL-STAR GROWTH FD I         COM    529900102       100      41,500 SH     SOLE        NONE        0
LMP CAP & INCOME FD INC              COM    50208A102       240      34,300 SH     SOLE        NONE        0
MORGAN STANLEY HIGH YIELD FD         COM    61744M104       915     238,227 SH     SOLE        NONE        0
NFJ DIVID INT & PREM STRTGY        COM SHS  65337H109     1,380     138,000 SH     SOLE        NONE        0
NUVEEN DIVERSIFIED DIV INCM          COM    6706EP105        70      13,000 SH     SOLE        NONE        0
NUVEEN EQTY PRM OPPORTUNITYF         COM    6706EM102       442      43,500 SH     SOLE        NONE        0
NUVEEN EQUITY PREM & GROWTH          COM    6706EW100       262      27,300 SH     SOLE        NONE        0
NUVEEN EQUITY PREM ADV FD            COM    6706ET107       585      59,200 SH     SOLE        NONE        0
NUEEN EQUITY PREM INCOME FD          COM    6706ER101       501      52,200 SH     SOLE        NONE        0
OLD MUTUAL CLAYMORE LNG SHT          COM    68003N103       192      26,200 SH     SOLE        NONE        0
RIVUS BOND FUND                      COM    769667106     2,539     184,395 SH     SOLE        NONE        0
ZWEIG TOTAL RETURN FD INC            COM    989837109       450     143,260 SH     SOLE        NONE        0



